Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract] [Standard Label]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017 (decreased subsequent year-end from death)
Zhijun Xiao	Director of the Company
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Schedule of amount due to related parties
	As of March 31,
	2023	2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,910,088	$5,529,274
Feng Zhou	1,823,679	276,683
Jianping Zhou	-	2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd.	320,202	769,611
Xiaodong Pan	73,110	90,099
Zhijun Xiao	62,658	-
Jun Zheng	14,025	-
Total due to related parties	$5,203,762	$8,695,702